Investments - Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments (Details) - USD ($) $ in Thousands			12 Months Ended
		Mar. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other			$ 165,122	$ 17,044	$ 16,365
Net other-than-temporary investment losses recognized in earnings			(2,179)	(7,023)	(24)
Total net realized gains	[1]		162,943	10,021	16,341
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other			143,602	3,164	16,820
Net other-than-temporary investment losses recognized in earnings			(327)	(2,382)	(24)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other			5,680	1,791	(328)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other			13,647	390	32
Other investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other			2,193	11,699	(159)
Net other-than-temporary investment losses recognized in earnings			(1,852)	$ (4,641)	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Net realized gains (losses) related to sales and other
Net gains related to sale		$ 141,462	$ 141,462

[1]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions.